Acquisition costs and other expenditure from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Acquisition costs and other expenditure from continuing operations
Acquisition costs incurred for insurance policies	£ (1,630)	£ (1,538)
Acquisition costs deferred less amortisation of acquisition costs	774	(61)
Administration costs and other expenditure	(1,771)	(1,625)
Movements in amounts attributable to external unit holders of consolidated investment funds	(84)	(61)
Total acquisition costs and other expenditure from continuing operations	(2,711)	(3,285)
Depreciation of property, plant and equipment	(83)	£ (34)
Depreciation charge from the right-of-use assets	£ (51)